Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events
Subsequent Events

21.  Subsequent Events

The Group evaluated subsequent events through July 31, 2024, which is the date when the interim unaudited condensed consolidated financial statements were issued.

On July 2, 2024, pursuant to the terms of the strategic partnership agreement entered on January 5, 2021, Inmagene Biopharmaceuticals (“Inmagene”) completed the exercise of options for the exclusive licenses to further develop, manufacture and commercialize two drug candidates worldwide, and the Group received 140,636,592 Inmagene ordinary shares representing approximately 7.5% of shares (fully diluted) in Inmagene.